Prepayments and Other Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Receivables, Other, Related Parties and Retainage [Abstract]
Lease prepayments, current portion	¥ 524	$ 76	¥ 524
Other Receivables	544	79	880
Total prepayments and other receivables	¥ 1,068	$ 155	¥ 1,404